RELATED PARTY LOANS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Iqi Media Inc [Member]
RELATED PARTY LOANS

NOTE 3 – RELATED PARTY LOANS

As of March 31, 2022 and December 31, 2021 the balance of related party loans was $58,350 and $51,550 respectively. These loan have been provided to the Company on an free demand basis, by the Company’s CEO.

NOTE 3 – RELATED PARTY LOANS

As of December 31, 2021 and December 31, 2020 the balance of related party loans was $51,550 and $26,500, respectively. These loan have been provided to the Company on an free demand basis, by the Company’s CEO.